Impairment Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Total impairment charges	$ 0	$ 22,672	$ 63,950
Property, plant and equipment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Total impairment charges	0	22,672	17,886
Equipment held for sale
Disclosure of impairment loss and reversal of impairment loss [line items]
Total impairment charges	0	0	43,880
Intellectual property and other
Disclosure of impairment loss and reversal of impairment loss [line items]
Total impairment charges	$ 0	$ 0	$ 2,184